Accounts Payable - Summary of Accounts Payable (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications Of Assets Liabilities And Equities [Abstract]
Suppliers and contractors (Note 27)	₱ 69,099	₱ 54,196
Carriers and other customers (Note 27)	1,815	2,083
Taxes (Note 26)	1,789	1,952
Related parties (Notes 24 and 27)	684	451
Others	1,223	1,763
Accounts payable	₱ 74,610	₱ 60,445